UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

American Beacon®
FUNDS

2013 SEMI-ANNUAL REPORT

JUNE 30, 2013

MONEY MARKET SELECT FUND

U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	June 30, 2013

Dear Shareholders,

The money market corner of the fund business is often overlooked, although such funds account for about 22% of all mutual fund assets these days, according to the Investment Company Institute. The more than 7,600 money market funds in operation currently hold more than $2.5 trillion in assets.

These funds play a crucial role for investors who feel the need to be out of the market for one reason or another, particularly during periods of volatility. It’s important to have a relatively liquid safe haven to turn to, and American Beacon Advisors has long served as a prudent steward of these funds.

For the six months ended June 30, 2013:

•	American Beacon Money Market Select Fund returned 0.06%.

•	American Beacon U.S. Government Money Market Select Fund returned 0.02%.

We know how important these options are, and American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Select Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Sincerely,

Gene L. Needles, Jr. President American Beacon Select Funds

American Beacon Money Market Select FundSM

Performance Overview

June 30, 2013 (Unaudited)

During the first half of 2013, the U.S. economy showed signs of life as economic data came in stronger than expected, especially in the housing market. Equity markets responded by surging to record highs. While the unemployment rate remained stubbornly above 7.5%, there was steady growth in the labor market as an average of 200,000 jobs were added each month. Despite economic improvements in the U.S., slowing global growth, especially in Europe and China, threatened to derail the positive momentum.

Speculation in the 2nd quarter regarding how and when the Fed might begin to wind down (i.e. taper) its asset purchase program fueled some belief that the Fed’s position on monetary policy might be changing. With strong assurance otherwise from Chairman Bernanke, the Fed has maintained its stance that interest rates will remain exceptionally low for a sustained period of time given the persistent elevated unemployment rate and minimal concerns regarding inflation.

With liquidity and credit quality continued priorities, the American Beacon Money Market Select Fund’s primary strategy for the first half of the year was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.

For the six months ended June 30, 2013, the total return of the American Beacon Money Market Select Fund was 0.06%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.02% by four basis points (0.04%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 10th among 294, 48th among 262 and 17th among 176 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2013, respectively.

Total Returns for the Period ended 6/30/13

	1 Year	5 Years	10 Years
Money Market Select (1,3)	0.16%	0.41%	1.90%
Lipper Institutional Money Market Average (2)	0.05%	0.31%	1.71%

1	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2	The Lipper Institutional Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
3	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.13%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

American Beacon Money Market Select FundSM

Performance Overview

June 30, 2013 (Unaudited)

Fund Statistics as of June 30, 2013

7-day Current Yield*	0.09%
7-day Effective Yield*	0.09%
30-day Yield*	0.10%
Weighted Avg. Maturity	29 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of June 30, 2013 (% of Net Assets)

Financial Company Commercial Paper	49.2%
Other Repurchase Agreements	36.1%
Asset-Backed Commercial Paper	9.1%
Government Agency Repurchase Agreements	5.6%

Effective Maturity Distribution (%)

1 to 7 Days	44.2
8 to 30 Days	17.7
31 to 90 Days	33.5
91 to 120 Days	4.6

Credit Quality (%)

A-1+/P-1**	79.3
A-1/P-1	20.7

**	Includes A-1 rated obligations with maturities of five business days or less.

The credit quality ratings reflect the ratings of the securities held by the Fund, which are subject to change. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligator’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligator’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated P-1 is rated in the highest category by Moody’s Investor Services. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

June 30, 2013 (Unaudited)

During the first half of 2013, the U.S. economy showed signs of life as economic data came in stronger than expected, especially in the housing market. Equity markets responded by surging to record highs. While the unemployment rate remained stubbornly above 7.5%, there was steady growth in the labor market as an average of 200,000 jobs were added each month. Despite economic improvements in the U.S., slowing global growth, especially in Europe and China, threatened to derail the positive momentum.

Speculation in the 2nd quarter regarding how and when the Fed might begin to wind down (i.e. taper) its asset purchase program fueled some belief that the Fed’s position on monetary policy might be changing. With strong assurance otherwise from Chairman Bernanke, the Fed has maintained its stance that interest rates will remain exceptionally low for a sustained period of time given the persistent elevated unemployment rate and minimal concerns regarding inflation.

The American Beacon U.S. Government Money Market Select Fund’s primary strategy for the first half of the year was to buy both fixed and floating rate agencies and overnight repurchase agreements. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.

For the six months ended June 30, 2013, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.02%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.01% by one basis point (0.01%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 2nd among 170, 6th among 135 and 1st among 89 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2013, respectively.

Total Returns for the Period Ended 6/30/13

	1 Year	5 Years	10 Years
U.S. Government Money Market Select (1,2,4)	0.07%	0.28%	1.79%
Lipper Institutional U.S. Government Money Market Average (3)	0.01%	0.20%	1.60%

1	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2	A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
3	The Lipper Institutional U.S. Government Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
4	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.15%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

June 30, 2013 (Unaudited)

Fund Statistics as of 6/30/13

7-day Current Yield*	0.02%
7-day Effective Yield*	0.02%
30-day Yield*	0.01%
Weighted Avg. Maturity	34 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of June 30, 2013 (% of net assets)

Government Agency Repurchase Agreements	43.5
Government Agency Debt	29.0
Other Repurchase Agreements	26.3
U.S. Treasury Obligations	1.2

Effective Maturity Distribution (%)

1 to 7 Days	80.3
8 to 30 Days	1.3
31 to 90 Days	2.5
91 to 397 Days	15.9

American Beacon Select FundsSM

Fund Expenses

June 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).

You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Select Funds

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses paid During Period* 1/1/13- 6/30/13
Money Market
Actual	$1,000.00	$1,000.64	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

U.S. Government Money Market
Actual	$1,000.00	$1,000.20	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.14% and 0.13% for the Money Market Select Fund and U.S. Government Money Market Select Fund Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon Money Market Select FundSM

Schedule of Investments

June 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER- 9.10%
Kells Funding LLC,
0.195%, Due 7/10/2013 A B	$20,000	$19,999
0.21%, Due 9/11/2013 A B	15,000	14,994
Old Line Funding LLC, 0.21%, Due 8/14/2013 A B	35,000	34,991

Total Asset-Backed Commercial Paper (Cost $69,984)		69,984

FINANCIAL COMPANY COMMERCIAL PAPER- 49.15%
Bank of Nova Scotia, 0.185%, Due 9/26/2013	35,000	34,984
Bank of Tokyo Mitsubishi, 0.20%, Due 8/13/2013	30,000	29,993
Commonwealth Bank of Australia, 0.17%, Due 9/4/2013 B	35,000	34,989
DNB Bank ASA, 0.215%, Due 8/7/2013 B	20,000	19,996
Erste Abwicklungsanstalt, 0.20%, Due 7/1/2013 B	35,000	34,999
National Australia Funding (De) Inc.,
0.183%, Due 7/8/2013 B	10,000	10,000
0.19%, Due 9/9/2013 B	25,000	24,991
Nordea Bank AB, 0.18%, Due 9/23/2013 B	14,700	14,694
Nordea North America, Inc., 0.225%, Due 7/5/2013	20,000	20,000
Skandinaviska Enskilda Banken, 0.19%, Due 8/16/2013 B	23,250	23,244
Standard Chartered Bank, 0.18%, Due 7/31/2013 B	10,000	9,999
Sumitomo Mitsui Banking Corp., 0.23%, Due 8/5/2013 B	15,000	14,997
Svenska Handelsbanken, Inc., 0.22%, Due 7/11/2013 B	35,000	34,998
Toronto Dominion Holdings (U.S.A.) Inc., 0.20%, Due 10/25/2013 B	35,000	34,977
Toyota Motor Credit Corp., 0.21%, Due 7/12/2013	35,000	34,998

Total Financial Company Commercial Paper (Cost $377,859)		377,859

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 5.61% (Cost $43,174)
Goldman Sachs & Co., 0.14%, acquired 6/28/2013, Due on 7/1/2013 at $43,174 (Held at Bank of New York Mellon, Collateralized by U.S Government Agency Obligations valued at $44,038, 3.5% - 3.5%, (2/1/2026 - 10/1/2042)	43,174	43,174

OTHER REPURCHASE AGREEMENTS - 36.15%
Barclays Capital, Inc., 0.23%, acquired 6/28/2013, Due on 7/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 4.875% - 15.0%, 9/15/2014 - 12/31/2099)	36,000	36,000
BNP Paribas Securities Corp., 0.31%, acquired 6/28/2013, Due on 7/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 3.75% - 11.25%, 7/15/2014 - 8/15/2031)	36,000	36,000
Credit Suisse Securities (USA) LLC, 0.18%, acquired 6/28/2013, Due on 7/1/2013 at $36,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $37,803)A	36,000	36,000
Deutsche Bank Securities, Inc., 0.21%, acquired 6/28/2013, Due on 7/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $41,581)	36,000	36,000
JPMorgan Securities LLC, 0.29%, acquired 6/4/2013, Due on 7/8/2013 at $36,000 (Held at JP Morgan Chase, Collateralized by Mortgage Loan Obligations valued at $37,802, 0.393% - 9.186%, 11/22/2021 - 10/12/2052)A	36,000	36,000
RBC Capital Markets LLC, 0.19%, acquired 6/26/2013, Due on 7/3/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $37,800, 1.89% - 8.5%, 9/15/2013 - 1/1/2058) A	36,000	36,000
RBS Securities, Inc., 0.30%, acquired 6/28/2013, Due on 7/1/2013 at $27,000 (Held at JP Morgan Chase, Collateralized by U.S Government Agency Obligations valued at $32,401, 5.927% - 7.107%, 3/25/2036 - 10/25/2041)	27,000	27,000
Wells Fargo Securities LLC, 0.23%, acquired 6/28/2013, Due on 7/1/2013 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,703, 0.01% - 10.25%, 1/1/2013 - 12/29/2049)A	35,000	35,000

Total Other Repurchase Agreements (Cost $278,000)		278,000

See accompanying notes

American Beacon Money Market Select FundSM

Schedule of Investments

June 30, 2013 (Unaudited)

TOTAL INVESTMENTS - 100.01% (Cost $769,017)	769,017
LIABILITIES, NET OF OTHER ASSETS - (0.01%)	(95)

TOTAL NET ASSETS - 100.00%	$768,922

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $327,868 or 42.64% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS- 28.96%
Federal Home Loan Bank,
0.17%, Due 7/9/2013	$5,000	$5,000
0.13%, Due 7/12/2013 C	5,000	5,000
0.145%, Due 8/14/2013	10,000	9,998
0.32%, Due 9/3/2013 C	5,000	5,002
0.30%, Due 9/12/2013 C	5,000	5,002
0.29%, Due 11/8/2013	4,000	4,001
0.32%, Due 12/11/2013	5,800	5,804
0.01%, Due 12/18/2013	5,000	4,997
0.135%, Due 12/20/2013	5,000	4,997
0.18%, Due 12/27/2013 C	7,000	7,002
0.125%, Due 4/11/2014	10,000	9,997
0.15%, Due 4/23/2014	5,000	5,000
Federal Home Loan Mortgage Corp., 0.375%, Due 10/30/2013	23,725	23,744
Federal National Mortgage Association, 0.32%, Due 1/27/2014 C	10,000	10,013
Straight A Funding LLC, 0.08%, Due 7/3/2013 A B	10,000	10,000

Total U.S. Government Agency Obligations (Cost $115,557)		115,557

U.S. TREASURY OBLIGATIONS- 1.26% (Cost $5,043)
U.S. Treasury, 1.25%, Due 4/15/2014	5,000	5,043

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 43.46%
Credit Agricole CIB, 0.13%, acquired 6/28/2013, Due on 7/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation valued at $52,500, 3.0%, 6/1/2014)	50,000	50,000
Deutsche Bank Securities, Inc., 0.25%, acquired 6/28/2013, Due on 7/1/2013 at $40,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $40,800, 2.25% - 3.5%, 1/1/2043 - 4/15/2048)	40,000	40,000
Goldman Sachs & Co., 0.14%, acquired 6/28/2013, Due on 7/1/2013 at $69,389 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $70,777, 3.0% - 4.0%, 6/1/2033 - 2/1/2013)	69,389	69,390
RBC Capital Markets LLC, 0.13%, acquired 6/28/2013, Due on 7/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $51,000, 2.05% - 5.00%, 8/1/2018 - 4/20/2043)	50,000	50,000

Total Government Agency Repurchase Agreements (Cost $173,390)		173,390

OTHER REPURCHASE AGREEMENTS - 26.32%
Barclays Capital, Inc., 0.23%, acquired 6/28/2013, Due on 7/1/2013 at $11,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,100, 6.75% - 11.75%, 11/30/2016 - 8/15/2021)	11,000	11,000
BNP Paribas Securities Corp., 0.31%, acquired 6/28/2013, Due on 7/1/2013 at $15,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $16,500, 6.75% - 11.25%, 7/15/2014 - 8/1/2020)	15,000	15,000
Deutsche Bank Securities, Inc., 0.21%, acquired 6/28/2013, Due on 7/1/2013 at $16,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $17,940)	16,000	16,000
JPMorgan Securities LLC, 0.28%, acquired 6/28/2013, Due on 7/1/2013 at $14,000 (Held at JP Morgan Chase, Collateralized by U.S. Government Agency Obligations valued at $14,700, .413% - 5.842%, 3/25/2033 - 1/25/2037)A	14,000	14,000
RBS Securities, Inc., 0.30%, acquired 6/28/2013, Due on 7/1/2013 at $13,000 (Held at JP Morgan Chase, Collateralized by U.S. Government Agency Obligations valued at $15,600, 5.577% - 6.857%, 12/25/2033 - 10/25/2041)	13,000	13,000

Total Other Repurchase Agreements (Cost $105,000)		105,000

TOTAL INVESTMENTS - 100.00% (Cost $398,990)		398,990
LIABILITIES, NET OF OTHER ASSETS - 0.00%		(7)

TOTAL NET ASSETS - 100.00%		$398,983

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2013 (Unaudited)

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,000 or 2.51% of net assets. The Fund has no right to demand registration of these securities.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Select FundsSM

Statements of Assets and Liabilities

June 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

		U.S. Government
	Money Market	Money Market
Assets:
Investments in securities, at fair value (cost - $447,843 and 120,600)	$447,843	$120,600
Repurchase agreements, at fair value (cost - $321,174 and 278,390)	321,174	278,390
Receivable for fund shares sold	33	—
Receivable from Manager for expense reimbursement (Note 2)	—	7
Dividends and interest receivable	14	56
Prepaid expenses	—	1

Total assets	769,064	399,054

Liabilities:
Payable for fund shares redeemed	2	—
Management and investment advisory fees	58	27
Dividends payable	2	3
Administrative service and service fees payable	7	3
Professional fees payable	24	19
Custody and fund accounting fees payable	9	5
Transfer agent fees payable	12	3
Trustee fees payable	10	1
Prospectus and shareholder reports	5	5
Insurance fees payable	2	—
Dues and subscriptions payable	11	5

Total liabilities	142	71

Net Assets	$768,922	$398,983

Analysis of Net Assets:
Paid-in-capital	768,922	398,983

Net assets	$768,922	$398,983

Shares outstanding at no par value (unlimited shares authorized)	768,922,116	398,982,857
Net Assets (not in thousands)	$768,922,116	$398,982,856
Net asset value, offering and redemption price per share	$1 .00	$1 .00

See accompanying notes

American Beacon Select FundsSM

Statements of Operations

For the Six Months ended June 30, 2013 (Unaudited) (in thousands)

	Money Market	U.S. Government Money Market
Investment Income:
Dividend income	$61	$27
Interest income	930	284

Total investment income	991	311

Fund Expenses:
Management and investment advisory fees (Note 2)	339	165
Custodian fees	42	20
Administrative service fees (Note 2)	38	18
Transfer agent fees	19	8
Professional fees	25	19
Printing expense	7	4
Trustee expense	26	10
Insurance expense	8	1
Other expenses	6	2

Total expenses	510	247

Net fees waived and expenses reimbursed (Note 2)	—	(6)

Net expenses	510	241

Net investment income	481	70

Realized Gains:
Net realized gain from investments	3	—

Net gain from investments	3	—

Net increase in net assets resulting from operations	$484	$70

Statements of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
	Six Months ended June 30, 2013	Year ended December 31, 2012	Six Months ended June 30, 2013	Year ended December 31, 2012
	(unaudited)		(unaudited)
Increase in Net Assets:
Operations:
Net investment income	$481	$1,279	$70	$218
Net realized gain from investments	3	37	—	4

Net increase in net assets resulting from operations	484	1,316	70	222

Distributions to Shareholders:
Net investment income	(481)	(1,332)	(70)	(218)
Net realized gain from investments	(3)	(37)	—	(4)

Distributions to shareholders	(484)	(1,369)	(70)	(222)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	99,644	615,720	1,181,793	1,376,977
Reinvestment of dividends and distributions	461	1,246	12	20
Cost of shares redeemed	(91,686)	(518,919)	(1,021,058)	(1,392,537)

Net increase (decrease) in net assets	8,419	98,047	160,747	(15,540)

Net increase (decrease) in net assets	8,419	97,994	160,747	(15,540)

Net Assets:
Beginning of period	760,503	662,509	238,236	253,776

End of Period*	$768,922	$760,503	$398,983	$238,236

*Includes undistributed net investment income of	$—	$1	$—	$—

See accompanying notes

American Beacon Select FundsSM

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).

American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

2. Transactions with Affiliates

Management Agreement

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds.

Administrative Services Agreement

The Manager and the Funds entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds.

Expense Reimbursement Plan

The Manager voluntarily agreed to reimburse the Government Fund for other expenses. During the six months ended June 30, 2013, the Manager reimbursed expenses totaling $6,565 to the Government Fund. At June 30, 2013, $6,565 was receivable from the manager for the Government Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the Government Fund is $896 and $8,810, expiring in 2013 and 2015, respectively. During the six months ended June 30, 2013, $12,890 in carryover expenses for the Government Fund expired and are not subject to reimbursement. The Government Fund did not record a liability for these potential reimbursements due to the current assessment that a reimbursement for the period ended June 30, 2013, is unlikely.

3. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more

American Beacon Select FundsSM

Notes to Financial Statements

June 30, 2013 (Unaudited)

exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Practices (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the six months ended June 30, 2013, there were no transfers between levels. As of June 30, 2013, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$69,984	$—	$69,984
Financial Company Commercial Paper	—	377,859	—	377,859
Government Agency Repurchase Agreements	—	43,174	—	43,174
Other Repurchase Agreements	—	278,000	—	278,000

Total Investments in Securities	$—	$769,017	$—	$769,017

Government Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$115,557	$—	$115,557
U.S. Treasury Obligations	—	5,043	—	5,043
Government Agency Repurchase Agreements	—	173,390	—	173,390
Other Repurchase Agreements	—	105,000	—	105,000

Total Investments in Securities	$—	$398,990	$—	$398,990

Security Transactions and Investment Income

Security transactions for the Funds are recorded on the trade date of the security purchase or sale.

Interest income for the Funds is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

American Beacon Select FundsSM

Notes to Financial Statements

June 30, 2013 (Unaudited)

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, will be declared and paid monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock,

American Beacon Select FundsSM

Notes to Financial Statements

June 30, 2013 (Unaudited)

American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of June 30, 2013, the following funds had investments in repurchase agreement with a gross value as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

Money Market Fund	$321,174
Government Fund	$278,390

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedules of Investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Money Market Fund		Government Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*	$484	$1,369	$70	$222

Total distributions paid	$484	$1,369	$70	$222

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of June 30, 2013, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

American Beacon Select FundsSM

Notes to Financial Statements

June 30, 2013 (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies (“RICs”). The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The Funds did not have capital loss carryforwards as of June 30, 2013.

American Beacon Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months		Year Ended December 31,
Ended
June 30,
	2013		2012		2011		2010		2009		2008
(unaudited)
Net asset value, beginning of period	$1 .00		$1 .00		$1 .00		$1 .00		$1 .00		$1 .00

Income from investment operations:
Net investment income	0 .00	A	0 .00	A	0 .00	A,B	0 .00	A,B	0 .00	A,B	0 .03	B
Net realized gain from investments	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A

Total income from investment operations	0 .00		0 .00		0 .00		0 .00		0 .00		0 .03

Less distributions:
Dividends from net investment income	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	(0 .03)
Distributions from net realized gains from investments	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A

Total distributions	0 .00		0 .00		0 .00		0 .00		0 .00		(0 .03)

Net asset value, end of period	$1 .00		$1 .00		$1 .00		$1 .00		$1 .00		$1 .00

Total return	0 .06	%C	0 .19%		0 .14%		0 .21%		0 .39%		2 .73%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$768,922		$760,503		$662,509		$645,557		$643,165		$708,366
Ratios to average net assets:
Expenses, before reimbursements	0 .14	%D	0 .13%		0 .13	%B	0 .13	%B	0 .16	%B	0 .12	%B
Expenses, net of reimbursements	0 .14	%D	0 .13%		0 .13	%B	0 .13	%B	0 .16	%B	0 .12	%B
Net investment income, before reimbursements	0 .13	%D	0 .18%		0 .14	%B	0 .21	%B	0 .38	%B	2 .95	%B
Net investment income, net of reimbursements	0 .13	%D	0 .18%		0 .14	%B	0 .21	%B	0 .38	%B	2 .95	%B

A	Amount is less than $0.01 per share.
B	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio which terminated on September 30, 2011.
C	Not annualized.
D	Annualized.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months		Year Ended December 31,
Ended
June 30,
	2013		2012		2011		2010		2009		2008
(unaudited)
Net asset value, beginning of period	$1 .00		$1 .00		$1 .00		$1 .00		$1 .00		$1 .00

Income from investment operations:
Net investment income	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	AD	0 .02	D
Net realized gain from investments	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A

Total income from investment operations	0 .00		0 .00		0 .00		0 .00		0 .00		0 .02

Less distributions:
Dividends from net investment income	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	(0 .02)

Distributions from net realized gains from investments	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A	0 .00	A

Total distributions	0 .00		0 .00		0 .00		0 .00		0 .00		(0 .02)

Net asset value, end of period	$1 .00		$1 .00		$1 .00		$1 .00		$1 .00		$1 .00

Total return	0 .02	%B	0 .09%		0 .04%		0 .13%		0 .25%		2 .32%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$398,983		$238,236		$253,776		$324,695		$353,444		$374,550
Ratios to average net assets:
Expenses, before reimbursements	0 .14	%C	0 .15%		0 .14%		0 .14%		0 .15	%D	0 .13	%D
Expenses, net of reimbursements	0 .13	%C	0 .14%		0 .14%		0 .13%		0 .12	%D	0 .12	%D
Net investment income, before reimbursements	0 .03	%C	0 .09%		0 .04%		0 .12%		0 .23	%D	2 .69	%D
Net investment income, net of reimbursements	0 .04	%C	0 .09%		0 .04%		0 .12%		0 .26	%D	2 .70	%D

A	Amount is less than $0.01 per share.
B	Not annualized.
C	Annualized.
D	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio which terminated on May 18, 2009

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements of the Funds (Unaudited)

At its May 29, 2013 meeting, the Board of Trustees (“Board”) considered the renewal of the Management Agreement (the “Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Select Funds (“Select Trust”) on behalf of each of their series (collectively, the “Funds”). In preparation for the Board’s consideration to renew this Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, Lipper, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee, for the benefit of all Trustees, sponsored a separate meeting on May 10, 2013 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreement, the Trustees received and evaluated such information as they deemed necessary. The information requested by the Board included, among other information, the following materials:

•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•	a copy of the Manager’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed or to be managed by each firm with the performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any actual or potential remedial measures if the Manager’s longer-term performance was materially below that of the peer group;

•	any actual or anticipated economies of scale in relation to the services the Manager provides or will provide to each Fund and whether the current fee rates charged or to be charged to each Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee rate schedule, if applicable, and the effect of any fee waivers;

•	a copy of the Manager’s proxy voting policies and procedures and, if applicable, the name of the third-party voting service used by the Manager;

•	an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

•	confirmation that the Manager’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the Manager’s involvement in other activities;

•	a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the Manager’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation, including any fair value determinations;

•	a description of the Manager’s use of derivatives, short positions, leveraged trading strategies or other similar trading strategies for the Funds;

•	a discussion regarding the Manager’s participation in third-party and/or proprietary “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions;

•	a discussion of the Manager’s methodology for obtaining best execution, including any plans to improve the quality of execution in the upcoming year, and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the Manager has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the Manager’s criteria for assessing counterparties and counterparty risk to the extent the Manager enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the Manager;

•	a discussion of whether the Manager utilizes “commission recapture” or “directed brokerage” arrangements for the benefit of the Funds or “step-out” transactions;

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements of the Funds (Unaudited)

•	a discussion of whether the Manager receives, or anticipates receiving, other compensation, including any payment for electronic communication network liquidity rebates with respect to the Funds;

•	a certification by the Manager regarding the reasonable design of its compliance program;

•	a summary of the results of the Manager’s most recent annual review of its compliance program;

•	confirmation that the Manager is prepared to provide to the Manager, directly or in summary form, any regulatory review comments that could have a material impact on services provided to the Funds;

•	a discussion of whether, due to the Manager’s trading activities on behalf of the Funds, the Manager would need to register, or qualify for exclusion from registration, as a commodity pool operator or commodity trading advisor pursuant to the recent amendments to Rule 4.5 under the Commodity Exchange Act with respect to the Funds and, if so, whether the Manager would so register or be exempt;

•	information regarding the Manager’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the Manager;

•	a description of the Manager’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the Manager’s controlling persons; and

•	verification of the Manager’s insurance coverage with regards to the services provided to the Funds.

In addition, the Manager provided the following information specific to the renewal of the Agreement

•	a comparison of the performance of a share class of each Fund to comparable investment companies and appropriate indices;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a discussion of whether the Manager provides different types or levels of administrative and accounting related services to certain Funds;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of arrangements pursuant to which certain firms may make any direct or indirect payments to partially reimburse the Manager for its marketing or other expenses on behalf of the Funds;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate for each Fund;

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated; and

•	confirmation that the Manager complies with applicable CFTC and National Futures Association rules and requirements for applicable Funds and a discussion regarding whether, due to the Manager’s trading activities on behalf of other Funds, the Manager would need to register, or qualify for exclusion from registration, as a commodity pool operator or commodity trading advisor pursuant to the recent amendment to Rule 4.5 under the Commodity Exchange Act with respect to the Funds and, if so, whether the Manager would so register or be exempt.

In connection with the Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fee rate versus comparable mutual funds. For certain Funds, the Board also considered information regarding the performance of the Manager with respect to their allocated portions of a Fund’s portfolio, net of management fees, as applicable, but not other Fund expenses. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 10, 2013 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 29, 2013 meeting at which the Board considered the renewal of the Agreement. The Board did not identify any particular information that was most relevant to its consideration to renew the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement

In determining whether to renew the Agreement on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the Agreement for each of the Funds was considered at the May 29, 2013 meeting, the Board considered each Fund’s investment management relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund ; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements of the Funds (Unaudited)

profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee rate schedule; (5) whether fee rate levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Agreement, the Board considered, among other factors: each Fund’s long-term performance and the background and experience of key investment personnel at the Manager; the cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s commitment to enhance the Funds’ product line and increase assets in the Funds; the Manager’s quality of services; the Manager’s commitment to training employees; and the Manager’s efforts to retain key employees and maintain staff levels.

Based on the foregoing information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for each Fund and, thus, determined to renew the Agreement.

Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its Lipper performance universe, Lipper performance group, and/or benchmark index(es). The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all performance groups and universes. The Board also considered that the performance groups and universes selected by Lipper may not provide appropriate comparisons for certain Funds. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an aggregate level for all Funds and at an individual Fund level, with some Funds being profitable for the Manager and with the Manager sustaining losses with respect to other Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board further considered that with respect to each Fund, the Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager plus the amount payable by the Manager to a subadvisor. The Board also considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. The Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager fee rate schedule for each Fund provide for a reasonable sharing of benefits from any economies of scale with the Funds.

Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of its advisory relationship with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager.

In addition, the Manager noted that the Funds also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2012.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made versus each Fund’s Lipper performance universe median, Lipper performance group median and/or benchmark index. References below to the Fund’s Lipper performance group and Lipper performance universe are to the respective group or universe of comparable mutual funds included in the analysis provided by Lipper. A Lipper performance group consists of the Fund and a representative sample of funds with similar investment classifications and objectives as the Fund, as selected by Lipper. A Lipper performance

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements of the Funds (Unaudited)

universe is an expansion of the performance group, providing a broader view of performance across the Fund’s investment classification/objective and allowing for a more extensive comparison. In reviewing the performance, the Trustees viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events that do not reflect manager skill.

The expense comparisons below were made versus each Fund’s Lipper expense universe median and Lipper expense group median. References below to each Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Lipper. A Lipper expense group consists of the Fund and a representative sample of funds with similar operating structures, as selected by Lipper. A Lipper expense universe includes all funds in the investment classification/objective with a similar load type to the share class of the Fund included in the Lipper comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the use of soft dollars was requested from the Manager and was considered by the Trustees.

Additional Considerations and Conclusions with Respect to American Beacon Money Market Select Fund

In considering the renewal of the Agreement for American Beacon Money Market Select Fund, the Trustees considered the following additional factors: (1) the American Beacon Money Market Select Fund outperformed the Lipper performance universe median and Lipper performance group median for the one-, three- and five-year periods ended March 31, 2013; and (2) the expense ratio of the Fund was lower than the median of its Lipper expense universe and Lipper expense group.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager under the Agreement are fair and reasonable; (2) determined that the American Beacon Money Market Select Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the American Beacon Money Market Select Fund.

Additional Considerations and Conclusions with Respect to the American Beacon U.S. Government Money Market Select Fund

In considering the renewal of the Agreement for the American Beacon U.S. Government Money Market Select Fund, the Trustees considered the following additional factors: (1) the American Beacon U.S. Government Money Market Select Fund outperformed the Lipper performance universe median and Lipper performance group median for the one-, three- and five-year periods ended March 31, 2013; (2) the expense ratio of the Fund was higher than the median of its Lipper expense universe; and (3) the expense ratio of the Fund was equal to the median of its Lipper expense group.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager under the Agreement are fair and reasonable; (2) determined that the American Beacon U.S. Government Money Market Select Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the American Beacon U.S. Government Money Market Select Fund.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sigh up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the
Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at
www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately five days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of
Additional Information, is available free of charge on the Fund’s website
www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the
SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s
Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Money Market Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

SAR 6/13

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: September 6, 2013

By	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: September 6, 2013

By	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: September 6, 2013